Share-Based Payment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity plan
Share options life	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual
Outstanding as of January 1, 2020	7,578,503	$5.50	$2.14	7.1
Grant	27,874,727	6.27	3.06
Forfeited	(1,196,158)	3.89	2.04
Outstanding as of September 30, 2020	34,257,072	$6.19	$2.90	9.2
Expected to vest and exercisable as of September 30, 2020	34,257,072	$6.19	$2.90	9.2

Outstanding as of January 1, 2021	34,737,967	6.19	2.92	9.0
Forfeited	(1,186,220)	6.27	3.13
Outstanding as of September 30, 2021	33,551,747	$6.19	$4.95	8.2
Expected to vest and exercisable as of September 30, 2021	33,551,747	$6.19	$4.95	8.2

Share options	Number of shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$)	(US$)
Outstanding as of January 1, 2018	9,034,556	$5.57	$2.19	9.1
Granted	160,270	6.28	$1.41
Forfeited	(384,684)	6.28	$2.42
Outstanding as of December 31, 2018	8,810,178	$5.55	$2.16	8.1
Forfeited	(1,231,675)	5.83	$2.27
Outstanding as of December 31, 2019	7,578,503	$5.50	$2.14	7.1
Granted	28,350,160	6.28	$3.09
Forfeited	(1,190,696)	3.89	$2.04
Outstanding as of December 31, 2020	34,737,967	6.19	2.92	9.0
Expected to vest and exercisable as of December 31, 2020	34,737,967	$6.19	$2.92	9.0

Schedule of weighted average assumptions applied to options
After modification
Exercise price(1)	$4.37 – 6.28
Expected lives (years)(2)	4.5 – 9.4
Volatility(3)	47.6% – 53.1%
Risk-free interest rate(4)	1.26 – 1.87%
Expected dividend yields(5)	0.00%
Weighted average fair value of options modified	$4.70 – 5.36
Nine Months Ended September 30, 2021
Expected term (years)(1)	2.35
Volatility(2)	63.06%
Average correlation coefficient of peer companies(3)	0.7960
Risk-free interest rate(4)	0.31%
Expected dividend yields(5)	0.00%

Grant date	For the years ended December 31, 2018
Risk-free interest rate(1)	3.55%
Expected dividend yield(2)	0.0%
Volatility(3)	51.7%
Exercise multiple(4)	2.2
Life of options(5)	10 years
Fair value of underlying ordinary shares(6)	$3.22
Grant date	For the years ended December 31, 2020
Risk-free interest rate(1)	1.54% ~ 1.61%
Expected dividend yield(2)	0.0%
Volatility(3)	50.2% ~ 51.8%
Exercise multiple(4)	2.2 ~ 2.8
Life of options(5)	10 years
Fair value of underlying ordinary shares(6)	$6.10 ~ $8.21

Schedule non-vested shares activity
	Number on Non-Vested Shares	Weighted Average Grant Date Fair Value per Share (US$)
Outstanding as of January 1, 2020	19,809,056	$0.90
Forfeited	(71,494)	$1.42
Transfer from non-vested shares	3,289,837	$1.14
Outstanding as of September 30, 2020	23,027,399	$0.93
Outstanding as of January 1, 2021	23,027,399	$0.93
Outstanding as of September 30, 2021	23,027,399	$6.27
	Number of non-vested shares	Weighted average grant date fair value per share
		(US$)
Outstanding as of January 1, 2020	3,289,837	$1.14
Transfer to non-vested share units	(3,289,837)	$1.14
Outstanding as of September 30, 2020	—	—

Outstanding as of January 1, 2021	—	—
Grant	197,940	$9.60
Vested	(6,157)	$8.52
Outstanding as of September 30, 2021	191,783	$9.63

	Number of non-vested shares	Weighted Average Grant date fair value per share
		(US$)
Outstanding as of January 1, 2018	7,008,101	$0.87
Forfeited	(1,430,089)	$0.64
Outstanding as of December 31, 2018	5,578,012	$0.93
Transfer to non-vested share units	(2,288,175)	$0.64
Outstanding as of December 31, 2019	3,289,837	$1.14
Transfer to non-vested share units	(3,289,837)	$1.14
Outstanding as of December 31, 2020	—	$—
	Number of non-vested share units	Weighted Average Grant date fair value per share
		(US$)
Outstanding as of January 1, 2018	18,235,550	$0.97
Forfeited	(943,990)	$1.18
Outstanding as of December 31, 2018	17,291,560	$0.96
Forfeited	(772,341)	$1.60
Transfer from non-vested shares	3,289,837	$0.64
Outstanding as of December 31, 2019	19,809,056	$0.90
Forfeited	(71,494)	$1.42
Transfer from non-vested shares	3,289,837	$1.14
Outstanding as of December 31, 2020	23,027,399	$0.93

Schedule of classification of stock-based compensation
Three Months Ended September 30, 2021
Cost of sales	$2,306
General and administrative	44,164
Research and development expenses	8,303
Selling and marketing expenses	3,518
Construction in process	103
Total	$58,394